Information Regarding Members of the Board of Directors, the Group Management and Employees - Summary of Compensation Cost (Parenthetical) (Detail) - kr / shares	12 Months Ended
	Dec. 31, 2017	Dec. 18, 2017
Disclosure of key management personnel compensation [Line Items]
Cost recognized period	7 years 6 months
Long-term variable compensation program [member]
Disclosure of key management personnel compensation [Line Items]
Fair value granted	kr 65.68
Fair value share price	kr 57.15	kr 56.55